SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Tables)	9 Months Ended
Dec. 31, 2025
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Summary of Salaries, fees and benefits
	Three months ended December 31,		Nine months ended December 31,
	2025(1)	2024(1)	2025(1)	2024(1)
Salaries, fees and benefits	($)	($)	($)	($)
Exploration and evaluation expenses	2,522,000	2,798,000	12,652,000	10,398,000
Administration expenses (2)	53,000	87,000	247,000	255,000
	2,575,000	2,885,000	12,899,000	10,653,000

Summary of Office and administration expenses
	Three months ended December 31,		Nine months ended December 31,
	2025(1)	2024(1)	2025(1)	2024(1)
	($)	($)	($)	($)
Salaries and Benefits	43,000	87,000	234,000	255,000
Data processing and retention	2,000	2,000	7,000	11,000
Insurance	8,000	6,000	23,000	20,000
Other office expenses	100,000	5,000	159,000	19,000
	153,000	100,000	423,000	305,000